Organization and Principal Activities (Details) - Schedule of agm holdings' subsidiaries	6 Months Ended
Jun. 30, 2022
AGM Technology Limited (“AGM Technology “) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	May 21, 2015
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Online trading service
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
AGM Software Service LTD (“AGM Software”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 14, 2017
Place of Incorporation	BVI
Percentage of Effective Ownership	100.00%
Principal Activities	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 17, 2021
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Semiconductor provider
AGM Defi Lab Ptd Limited (“AGM Defi Lab”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jul. 30, 2021
Place of Incorporation	Singapore
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Aug. 08, 2021
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 21, 2021
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider